Business and Organization (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 person
Transition Therapeutics, Inc.
Business Acquisition [Line Items]
Total purchase price | $	$ 58.5
Common Stock
Business Acquisition [Line Items]
Stock price (in dollars per share) | $ / shares	$ 9.10
Common Stock | Transition Therapeutics, Inc.
Business Acquisition [Line Items]
Common stock received, in shares (in shares) | shares	6,431,899
Diagnostics
Business Acquisition [Line Items]
Sales force, persons (in persons) | person		400